Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of earnings per share

	For the six month period ended

	June 30, 2022	June 30, 2021

Result for the period (in USD)	(48,275,904)	(160,689,698)
Weighted average number of ordinary shares	201,745,255	201,677,981
Basic earnings per share (in USD)	(0.24)	(0.80)

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares

On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	67,274
On issue at June 30, 2022	220,024,713	18,241,181	201,783,532	201,745,255

The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2022	June 30, 2021

Weighted average of ordinary shares outstanding (basic)	201,745,255	201,677,981

Effect of share-based payment arrangements	246,254	95,259

Weighted average number of ordinary shares (diluted)	201,991,509	201,773,240